Financial instruments by category (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments by category
Schedule of financial instruments

		As at December 31,
	Note	2022	2023
		RMB’000	RMB’000
Financial assets
Financial assets at amortized cost
- Trade receivables	19	940,989	710,669
- Prepayments and other receivables (excluding non-financial asset items)	20	816,179	661,123
- Financial assets measured at amortized cost from virtual bank	21	44	3,081
- Restricted cash and time deposits over three months	23	343,814	447,564
- Cash and cash equivalents	24	1,907,776	1,379,473
Financial assets measured at fair value through other comprehensive income (FVOCI)	17	2,054,541	2,226,138
Financial assets at fair value through profit or loss (FVPL)	22	690,627	925,204
Derivative financial asset
- Held at FVPL	32	56,363	38,008
Total		6,810,333	6,391,260

Financial liabilities
Liabilities at amortized cost
- Trade and other payables (excluding non-financial liability items)	28	1,355,329	1,318,449
- Short-term borrowings	29	289,062	251,732
- Customer deposits	30	1,929,183	2,261,214
- Other financial liabilities from virtual bank	31	89,327	54,373
Derivative financial liability
- Held at FVPL	32	9,568	—
Total		3,672,469	3,885,768